Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Change In Plan Assets

(in millions)	2011	2010
Change in plan assets
Fair value of plan assets at beginning of year	$21.5	$21.7
Actual return on plan assets	0.2	2.1
Employer contributions	0.2	0.2
Benefits paid	(2.2)	(2.5)

Fair value of plan assets at end of year	$19.7	$21.5

Schedule Of Change In Projected Benefit Obligation
(in millions)	2011	2010
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$22.3	$23.4
Interest cost	1.0	1.2
Actuarial loss	1.6	0.2
Settlements	(0.9)	(1.3)
Benefits paid	(1.3)	(1.2)

Projected benefit obligation at end of year	$22.7	$22.3

Schedule Of Assumption To Determine Benefit Obligations

	2011	2010
Weighted average discount rate	4.50%	5.00%
Expected rate of increase in future compensation levels	n/a	n/a

Schedule Of Assumptions To Determine Net Periodic Benefit Cost

	2011	2010	2009
Weighted average discount rate	4.98%	5.11%	6.00%
Expected return on plan assets	6.00%	5.44%	6.00%
Expected rate of increase in future compensation levels	n/a	n/a	n/a

Components Of Net Periodic Benefit Cost

(in millions)	2011	2010	2009
Interest cost	$1.0	$1.2	$1.3
Expected return on plan assets	(1.2)	(1.1)	(1.2)
Settlement charge	0.2	0.4	0.0
Amortization of actuarial loss	0.2	0.2	0.2

Net periodic benefit cost	$0.2	$0.7	$0.3

Schedule Of Fair Value Measurement

		Fair Value Measurements
(in millions)		at Reporting Date Using
	December 31, 2011	Level 1 (a)	Level 2 (b)	Level 3 (c)
Equity Securities
Mutual Funds
Large cap U.S. equity	$2.5	$2.5	$0.0	$0.0
Small-mid cap U.S. equity	0.8	0.8	0.0	0.0
International equity	1.1	1.1	0.0	0.0
Real estate	0.4	0.4	0.0	0.0
Convertible bonds and equities	0.9	0.9	0.0	0.0
U.S. & global government & corporate fixed income	12.9	12.9	0.0	0.0
Fixed Income
Corporate bonds (1)	0.4	0.0	0.4	0.0
Asset Backed Securities (2)	0.3	0.0	0.3	0.0
Cash & short-term investments
Short-term investment fund (3)	0.3	0.0	0.3	0.0
Money Market Mutual Fund (4)	0.1	0.0	0.1	0.0

Total	$19.7	$18.6	$1.1	$0.0

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs
(1)	Assets invested in two corporate bonds that mature in 2015 and 2020.
(2)	Assets invested in two asset backed securities. One will mature in 2013 and the other will mature in 2016.
(3)	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.
(4)

Assets invested in a money market mutual fund primarily invested in a portfolio of short-term, high quality, fixed-income securities. The funds strategy is to invest in a portfolio of high-quality, dollar-denominated, fixed-income securities which are issued by banks, corporations, and the U.S. Government and that mature in 397 days or less. There are no restrictions on trading of the fund’s shares other than normal business days and hours.

		Fair Value Measurements
(in millions)		at Reporting Date Using
	December 31, 2010	Level 1 (a)	Level 2 (b)	Level 3 (c)
Equity Securities
Mutual Funds
Large cap U.S. equity	$3.5	$3.5	$0.0	$0.0
Small-mid cap U.S. equity	1.4	1.4	0.0	0.0
International equity	1.3	1.3	0.0	0.0
Real estate	0.4	0.4	0.0	0.0
Convertible bonds and equities	1.2	1.2	0.0	0.0
U.S. & global government & corporate fixed income	11.5	11.5	0.0	0.0
Fixed Income
Municipal bonds (1)	0.5	0.0	0.5	0.0
Corporate bonds (2)	0.9	0.0	0.9	0.0
Asset Backed Securities (3)	0.5	0.0	0.5	0.0
Cash & short-term investments
Short-term investment fund (4)	0.3	0.0	0.3	0.0

Total	$21.5	$19.3	$2.2	$0.0

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs
(1)	Assets invested in two municipal bonds. Both bonds will mature in 2013.
(2)	Assets invested in four Corporate bonds that mature in 2011, 2015, 2018 and 2020.
(3)	Assets invested in three asset backed securities. Two will mature in 2013 and the other will mature in 2016.
(4)	Assets invested in one common collective trust composed of high-grade money market money instruments with short maturities.

Schedule Of Expected Benefit Payments

Pension
(in millions)	Benefits
2012	$1.6
2013	1.9
2014	1.6
2015	1.7
2016	1.8
Years 2017 to 2021	7.9